Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	KORNIT DIGITAL LTD.
Entity Central Index Key	0001625791
Entity File Number	001-36903
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	12 Ha’Amal St.
Entity Address, City or Town	Rosh-Ha’Ayin
Entity Address, Country	IL
Entity Address, Postal Zip Code	4809246
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value NIS 0.01 per share
Trading Symbol	KRNT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	46,051,461
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Lauri Hanover
Contact Personnel Fax Number	+972 3 908-0280
Entity Address, Address Line One	12 Ha’Amal St.
Entity Address, City or Town	Rosh-Ha’Ayin
Entity Address, Country	IL
Entity Address, Postal Zip Code	4809246
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	3 908-5800